SCHEDULE OF ASSETS PLEDGED FOR SHORT TERM AND LONG TERM LOANS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total	$ 1,822,429	$ 1,873,612
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,822,429	$ 1,873,612